Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings (Loss) Per Share Disclosure [Abstract]
Earnings Per Share
Earnings Per Share
Basic and diluted earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding. Shares issued during the year are weighted for the portion of the year that they were outstanding.
The reconciliation of the Company's basic and diluted earnings per share is shown in the following table, after giving effect to the stock split as described in Note 1, Nature of Business:

	Class A Common Stock		Class C Common Stock
	Year ended December 31, 2014	Period from July 23, 2013 to December 31, 2013	Year ended December 31, 2014	Period from July 23, 2013 to December 31, 2013
(In millions, except per share data)
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$8	$7	$8	$7
Weighted average number of common shares outstanding	28	23	28	23
Earnings per weighted average common share — basic and diluted	$0.30	$0.29	$0.30	$0.29

There were a total of six million anti-dilutive outstanding equity instruments related to the Convertible Notes for the year ended December 31, 2014 with respect to the calculation of diluted earnings per share for the Company's Class A common stock and a total of six million anti-dilutive outstanding equity instruments related to the Convertible Notes for the year ended December 31, 2014 with respect to the calculation of diluted earnings per share for the Company's Class C common stock.